Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

A reconciliation of net loss attributable to common stockholders and weighted average shares used in computing basic and diluted net loss per share is as follows:

	For the Six Months Ended
	June 30, 2020	June 30, 2019
Numerator for basic and diluted income (loss) per share:
Net income (loss) attributable to common stockholders	$(3,573,615)	(3,328,479)
Numerator for diluted income (loss) per share:
Net income (loss) attributable to common stockholders - as reported	$(3,573,615)	(3,328,479)
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive Shares	$(3,573,615)	(3,328,479)
Denominator for weighted average common shares outstanding:
Basic shares	3,482,286	1,925,009
Dilutive effect of Equity Awards	-
Dilutive effect of 2017 Notes	-	-
Diluted shares	3,482,286	1,925,009

Income (loss) per share – basic:	$(1.03)	(1.73)
Income (loss) per share – diluted:	$(1.03)	(1.73)

A reconciliation of net loss attributable to common stockholders and weighted average shares used in computing basic and diluted net loss per share is as follows:

	For the Twelve Months Ended
	December 31,	December 31,
	2019	2018
Numerator for basic and diluted income (loss) per share:
Net income (loss) attributable to common stockholders	$(6,029,978)	(19,480,701)
Numerator for diluted income (loss) per share:
Net income (loss) attributable to common stockholders - as reported	$(6,029,978)	(19,480,701)
Interest expense on 2017 Notes, net of taxes	-	-
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares	$(6,029,978)	(19,480,701)
Denominator for weighted average common shares outstanding:
Basic shares	2,128,806	951,601
Dilutive effect of Equity Awards	-
Dilutive effect of 2017 Notes	-	-
Diluted shares	2,128,806	951,601

Income (loss) per share – basic:	$(2.83)	(20.47)

Income (loss) per share – diluted:	$(2.83)	(20.47)